Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000051090_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000051090_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000051090_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000212302_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000212302_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000212302_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%
C000212301_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000212301_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000212301_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%
C000051094_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000051094_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000051094_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000051091_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000051091_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000051091_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000240063_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000240063_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.06%
C000240060_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000240060_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.06%
C000240062_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000240062_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.06%
C000240064_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000240064_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.06%
C000240065_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000240065_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.06%
C000213722_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000213722_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000213722_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.33%
C000213720_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000213720_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000213720_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.33%
C000213718_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000213718_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000213718_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.33%
C000213723_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000213723_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000213723_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.33%
C000213721_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000213721_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000213721_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.33%
C000055922_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000055922_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000055922_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000212309_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000212309_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000212309_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%
C000212310_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000212310_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000212310_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%
C000055926_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000055926_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000055926_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000055923_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000055923_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000055923_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000055912_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000055912_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000055912_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000212307_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000212307_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000212307_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%
C000212308_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000212308_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000212308_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%
C000055916_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000055916_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000055916_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000055913_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000055913_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000055913_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000051070_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000051070_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000051070_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000212299_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000212299_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000212299_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%
C000212300_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000212300_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000212300_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%
C000051074_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000051074_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000051074_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000051071_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000051071_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000051071_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000051110_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000051110_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000051110_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000212305_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000212305_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000212305_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%
C000212306_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000212306_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000212306_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%
C000051114_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000051114_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000051114_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000051111_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000051111_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000051111_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000019282_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%
C000019282_1_BBIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.07%)
C000019282_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.66%
C000051090_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.97%
C000051090_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.48%
C000051090_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.44%
C000051090_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%
C000051090_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
C000051090_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.77%
C000212302_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%
C000212302_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.69%
C000212302_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%
C000212302_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%
C000212302_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
C000212302_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%
C000212301_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%
C000212301_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.59%
C000212301_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%
C000212301_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%
C000212301_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
C000212301_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.46%
C000051094_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%
C000051094_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.48%
C000051094_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.45%
C000051094_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%
C000051094_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
C000051094_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.77%
C000051091_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)
C000051091_ClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.02%
C000051091_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.58%
C000051091_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.71%
C000051091_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.23%
C000051091_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.19%
C000051091_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%
C000051091_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.58%
C000051091_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.77%
C000240063_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%
C000240063_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.42%
C000240063_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000240063_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.43%
C000240060_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%
C000240060_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%
C000240060_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000240060_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.43%
C000240062_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.77%
C000240062_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%
C000240062_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000240062_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.43%
C000240064_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.57%
C000240064_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%
C000240064_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000240064_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.43%
C000240065_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%
C000240065_ClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%
C000240065_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%
C000240065_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%
C000240065_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000240065_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.43%
C000213722_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%
C000213722_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.75%
C000213722_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.43%
C000213722_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%
C000213722_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.64%
C000213722_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%
C000213720_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%
C000213720_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.93%
C000213720_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.63%
C000213720_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%
C000213720_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.64%
C000213720_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%
C000213718_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%
C000213718_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.84%
C000213718_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%
C000213718_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%
C000213718_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.64%
C000213718_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%
C000213723_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%
C000213723_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.73%
C000213723_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.42%
C000213723_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%
C000213723_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.64%
C000213723_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%
C000213721_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.73%
C000213721_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.21%
C000213721_ClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%
C000213721_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.94%
C000213721_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.45%
C000213721_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%
C000213721_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%
C000213721_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.64%
C000213721_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%
C000055922_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.77%
C000055922_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.19%
C000055922_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.65%
C000055922_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%
C000055922_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.12%
C000055922_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.03%
C000212309_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%
C000212309_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.40%
C000212309_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%
C000212309_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%
C000212309_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.12%
C000212309_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%
C000212310_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%
C000212310_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.29%
C000212310_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%
C000212310_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%
C000212310_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.12%
C000212310_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%
C000055926_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.77%
C000055926_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.19%
C000055926_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.65%
C000055926_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%
C000055926_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.12%
C000055926_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.03%
C000055923_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.32%
C000055923_ClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.69%
C000055923_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.76%
C000055923_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%
C000055923_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.93%
C000055923_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000055923_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%
C000055923_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.12%
C000055923_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.03%
C000055912_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%
C000055912_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.50%
C000055912_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.21%
C000055912_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%
C000055912_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%
C000055912_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.59%
C000212307_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%
C000212307_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.70%
C000212307_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.31%
C000212307_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%
C000212307_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%
C000212307_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%
C000212308_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%
C000212308_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.60%
C000212308_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%
C000212308_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%
C000212308_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%
C000212308_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.19%
C000055916_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%
C000055916_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.50%
C000055916_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.21%
C000055916_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%
C000055916_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%
C000055916_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.59%
C000055913_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%
C000055913_ClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.01%
C000055913_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.33%
C000055913_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.92%
C000055913_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.24%
C000055913_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.95%
C000055913_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%
C000055913_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%
C000055913_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.59%
C000051070_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.59%
C000051070_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.72%
C000051070_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.69%
C000051070_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%
C000051070_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.74%
C000051070_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.06%
C000212299_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%
C000212299_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.93%
C000212299_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%
C000212299_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%
C000212299_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.74%
C000212299_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%
C000212300_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%
C000212300_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%
C000212300_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%
C000212300_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%
C000212300_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.74%
C000212300_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.53%
C000051074_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%
C000051074_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.73%
C000051074_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.69%
C000051074_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%
C000051074_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.74%
C000051074_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.06%
C000051071_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.22%
C000051071_ClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.25%
C000051071_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.81%
C000051071_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.34%
C000051071_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.46%
C000051071_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.43%
C000051071_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%
C000051071_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.74%
C000051071_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.06%
C000051110_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%
C000051110_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.92%
C000051110_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.11%
C000051110_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%
C000051110_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.98%
C000051110_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.48%
C000212305_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%
C000212305_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.12%
C000212305_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.86%
C000212305_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%
C000212305_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.98%
C000212305_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%
C000212306_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%
C000212306_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.02%
C000212306_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%
C000212306_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%
C000212306_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.98%
C000212306_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%
C000051114_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%
C000051114_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.91%
C000051114_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.11%
C000051114_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%
C000051114_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.98%
C000051114_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.48%
C000051111_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.34%)
C000051111_ClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.45%
C000051111_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.24%
C000051111_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.74%
C000051111_NoLoadClassMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.66%
C000051111_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.85%
C000051111_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%
C000051111_0_AdditionalIndexMember_5YR_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.98%
C000051111_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.48%
C000019282_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%
C000019282_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.48%)
C000019282_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.08%
C000019282_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%
C000019282_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.53%)
C000019282_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.15%